INCOME TAXES - Reconciliations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of total income tax provision
Income tax provision at the federal statutory rate of 35%	$ 71	$ 116	$ 41
State income taxes, net of effect of federal tax benefit	7	5	4
Foreign income taxed at a different statutory tax rate	(5)	(3)	(4)
U.S. tax consequences of foreign operations	1	(1)
Gain on Acquisition	(1)	(57)
Tax Reform Act	(53)
Foreign branch operations	(23)
Change in valuation allowance	18
Mexico inflation adjustment	4
Other, net	7
Income tax provision	$ 26	$ 60	$ 41
Federal statutory rate (as a percent)	35.00%	35.00%	35.00%
Reconciliation of total income tax provision (as a percent)
Income tax provision at the federal statutory rate of 35% (as a percent)	35.00%	35.00%	35.00%
State income taxes, net of effect of federal tax benefit (as a percent)	3.30%	1.40%	3.50%
Foreign income taxed at a different statutory tax rate (as a percent)	(2.40%)	(0.80%)	(3.50%)
U.S. tax consequences of foreign operations (as a percent)	0.70%	(0.20%)	0.10%
Gain on acquisition (as a percent)	(0.30%)	(17.20%)
Tax Reform Act (as a percent)	(25.90%)
Foreign branch operations (as a percent)	(11.70%)
Change in valuation allowance (as a percent)	9.00%
Mexico inflation adjustment (as a percent)	2.00%
Other, net (as a percent)	3.30%		0.20%
Income tax provision (as a percent)	13.00%	18.20%	35.30%
Valuation allowance, recorded on deferred tax assets	$ 47	$ 36
Offsetting adjustment in foreign branch operations for decrease in corresponding deferred tax liability	21
Accrued interest and penalties	0	$ 0	$ 0
Mexico
Reconciliation of total income tax provision (as a percent)
Valuation allowance, recorded on deferred tax assets	$ 21